Unaudited Condensed Consolidated Statements of Comprehensive Income Statement (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ (2,193)	$ 2,824
NET INCOME	14,610	19,115
Net Income (Loss) Available to Common Stockholders, Basic	17,162	19,115
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	6,626	(8,532)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	7,386	(7,174)
Other Comprehensive Income (Loss), Net of Tax	7,386	(7,174)
Other Comprehensive Income (Loss), before Tax	21,996	11,941
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	760	1,358
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(252)	(449)
Net Income (Loss) Attributable to Noncontrolling Interest	(2,552)	0
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	$ 24,548	$ 11,941